Condensed Consolidating Financial Information - Additional Information (Detail)	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member]	Jun. 30, 2013 ABL Facility [Member]	Dec. 31, 2012 ABL Facility [Member]
Condensed Consolidating Financial Information [Line Items]
Ownership percentage of equity holdings	100.00%	100.00%	100.00%	100.00%